Income taxes - Reconciliation structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Income tax (expense)/benefit at statutory rate	€ (31)	€ 72	€ 102
Permanent difference-expense		(22)
Permanent difference-revenue	53		85
Tax impact on operating models changes	30	13	(245)
Non-credible withholding taxes	(31)	(24)	(29)
Income taxes for prior years	(13)	26	(132)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(38)	(31)	178
Effect of deferred tax assets not recognized	(99)	(205)	(164)
Benefit arising from previously unrecognized deferred tax assets	29	46	56
Net increase in uncertain tax positions	(6)	(43)
Change in income tax rates	(30)	(45)	(738)
Income taxes on undistributed earnings	(2)	26	(42)
Other		(2)	2
Total	(138)	(189)	(927)
Net income tax liability relating to uncertain tax positions	€ 154	€ 177
UNITED STATES
Deferred tax assets and liabilities
Change in income tax rates			(777)
GERMANY
Deferred tax assets and liabilities
Income taxes for prior years			€ (139)